Financing Arrangements (Details) $ in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Aug. 11, 2016 USD ($)	Feb. 02, 2016 USD ($)	Jul. 17, 2015 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2017 NZD ($)	Sep. 30, 2017 USD ($)
Financial arrangement
Long-term debt, gross							$ 201,012			$ 200,000
Less unamortized debt issuance costs							(271)			(239)
Less current portion							(450)
Long-term debt							200,291			199,761
Maturities of long-term debt
2018										0
2019										0
2020										10,700
2021										35,700
2022										35,700
Amount of interest paid						$ 14,800	11,000	$ 4,800
Short term borrowings
Letters of credit outstanding										94,500
Debt issuance costs incurred							3,647
Self-insurance liabilities							8,200			7,600
Letters of credit primarily for self-insured liabilities
Short term borrowings
Letters of Credit and bank guarantees outstanding										17,100
Fair value of instruments										0
Letters of credit and bank guarantees
Short term borrowings
Letters of Credit and bank guarantees outstanding										77,400
New Zealand
Short term borrowings
Maximum borrowing capacity under credit agreement									$ 0.5	400
Borrowings outstanding										$ 0
Senior unsecured notes
Financial arrangement
Interest rate (as a percent)		3.93%	3.70%		3.35%
Maturities of long-term debt
Additional senior notes principal amount agreed to be issued		$ 75,000	$ 25,000		$ 100,000
Short term borrowings
Coupon rate increase based on leverage ratio (as a percent)			0.50%
Series A senior unsecured notes
Financial arrangement
Interest rate (as a percent)									3.35%	3.35%
Long-term debt, gross							50,000			$ 50,000
Series B senior unsecured notes
Financial arrangement
Interest rate (as a percent)									3.35%	3.35%
Long-term debt, gross							50,000			$ 50,000
Series C senior unsecured notes
Financial arrangement
Interest rate (as a percent)									3.70%	3.70%
Long-term debt, gross							25,000			$ 25,000
Series D senior unsecured notes
Financial arrangement
Interest rate (as a percent)									3.93%	3.93%
Long-term debt, gross							$ 75,000			$ 75,000
Mortgage notes | United Kingdom
Financial arrangement
Interest rate (as a percent)							6.48%
Long-term debt, gross							$ 1,012
Revolving credit agreement
Short term borrowings
Maximum borrowing capacity under credit agreement										400,000
Borrowings outstanding										55,000
Letters of credit outstanding										81,300
Available amount under line of credit										$ 263,700
Coupon rate increase based on leverage ratio (as a percent)						0.75%
Cost of debt revision				$ 400
Weighted average interest rate on outstanding borrowings									3.24%	3.24%
Debt issuance costs incurred	$ 1,300	$ 2,300
Unamortized debt issuance costs										$ 2,800
Revolving credit agreement | United Kingdom
Short term borrowings
Cash on deposit as collateral										8,400
Other revolving credit facilities
Short term borrowings
Letters of credit outstanding										$ 13,200
Secured letter of credit agreement | United Kingdom
Short term borrowings
Borrowings outstanding							62,700
Cash on deposit as collateral							$ 69,400